Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Statements of Operations
Revenue, net	$ 405,784	$ 395,978	$ 445,741
Voyage expenses	(132,612)	(131,904)	(153,729)
Vessel operating expenses	(60,254)	(59,770)	(60,020)
Operating expense component	(11,828)	(10,194)	(7,809)
Vessel lease expense component	(10,883)	(9,380)	(7,185)
Depreciation	(30,244)	(27,817)	(29,276)
Amortization of deferred drydock expenditures	(3,636)	(3,542)	(4,161)
General and administrative expenses
Corporate	(23,439)	(20,565)	(19,936)
Commercial and chartering	(4,601)	(4,676)	(4,171)
Gain / (loss) on vessels sold	12,322		(6,917)
Unrealized gains / (losses) on derivatives	655	(262)	2,961
Interest expense and finance costs	(6,778)	(11,408)	(15,537)
Gain / (loss) on extinguishment	1,432		(1,576)
Interest income	1,817	1,818	471
Net Income before taxes	137,735	118,278	138,856
Income tax	(215)	(435)	(207)
Loss from equity method investments	(4,514)	(1,035)	(195)
Net Income	133,006	116,808	138,454
Preferred dividends	(3,660)	(3,400)	(3,400)
Extinguishment of Preferred Stock	(739)
Net income attributable to common stockholders	$ 128,607	$ 113,408	$ 135,054
Earnings per share, basic (in dollars per share)	$ 3.09	$ 2.76	$ 3.63
Earnings per share, diluted (in dollars per share)	$ 3.06	$ 2.71	$ 3.52
Weighted average number of shares outstanding, basic (in shares)	41,655,701	41,130,089	37,235,599
Weighted average number of shares outstanding, diluted (in shares)	42,041,821	41,821,637	38,359,985